Trade Receivables - External Customers - Summary of Movement in the Impairment Loss Allowance of Trade Receivables (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss recognised	$ 3,925,335	$ 183,232
As of February 29, 2020	0
Non-credit Impaired | External Customers
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
As of February 28, 2019	138,956
Impairment loss recognised	223,144	138,956
As of February 29, 2020	362,100	$ 138,956
Credit Impaired | External Customers
Disclosure Of Impairment Loss And Reversal Of Impairment Loss [Line Items]
Impairment loss recognised	3,746,467
As of February 29, 2020	$ 3,746,467